Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CUTLER TRUST
Entity Central Index Key	0000892568
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000222167
Shareholder Report [Line Items]
Fund Name	Cutler Equity Fund
Trading Symbol	DIVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cutler Equity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/cutler/ . You can also request this information by contacting us at (800) 228-8537.
Additional Information Phone Number	(800) 228-8537
Additional Information Website	https://funddocs.filepoint.com/cutler/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cutler Equity Fund	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cutler Equity Fund	S&P 500® Index	S&P 500® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,493	$11,196	$11,740
Dec-2017	$13,542	$13,640	$13,543
Dec-2018	$12,674	$13,042	$12,331
Dec-2019	$15,804	$17,149	$16,268
Dec-2020	$17,318	$20,304	$16,489
Dec-2021	$21,599	$26,132	$20,594
Dec-2022	$20,887	$21,399	$19,519
Dec-2023	$22,381	$27,025	$23,858
Dec-2024	$25,181	$33,786	$26,790
Dec-2025	$28,796	$39,827	$30,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Cutler Equity Fund	14.36%	10.71%	11.16%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 205,030,287
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 789,249
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$205,030,287 Number of Portfolio Holdings34 Advisory Fee $789,249 Portfolio Turnover2%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.1%
Materials	0.8%
Communications	2.4%
Utilities	2.7%
Energy	5.5%
Consumer Discretionary	10.4%
Technology	13.3%
Consumer Staples	12.6%
Health Care	13.8%
Financials	17.1%
Industrials	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.9%
Caterpillar, Inc.	6.5%
Walmart, Inc.	5.9%
RTX Corporation	5.3%
BlackRock, Inc.	4.7%
Charles Schwab Corporation (The)	4.7%
Republic Services, Inc.	3.9%
Home Depot, Inc. (The)	3.7%
McDonald's Corporation	3.7%
Deere & Company	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.